Employee Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Incentive stock options and SARs exercisable period	10 years
Stock awards available to be awarded	607,835
Total expense associated with the retirement benefit plan	$ 800,000	$ 700,000	$ 800,000
Number of shares of the Company's common stock held by the 401(k)	238,647	291,736
Contributions by employer	$ 0	$ 4,399,000
Executive officers accrued benefit liability	2,000,000	2,000,000
Deferred compensation agreement costs	300,000	200,000	$ 200,000
Deferred compensation agreement liabilities	6,200,000	6,500,000
Cash surrender value of company owned life insurance	$ 8,200,000	8,000,000
Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting rights, percentage	33.33%
Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued upon the exercise of stock options, SARs and stock awards	750,000
Horizon Defined Benefit Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Overall investment return goal above stated indices	0.50%
Moving average basis	5 years
Maximum percent of plan assets in any one security	15.00%
Maximum percent of plan assets in any on industry	25.00%
Contributions by employer	$ 0	$ 4,400,000
Anticipated next year plan contributions	$ 0
Community Defined Benefit Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined benefit plan, allocation allowance	5.00%
Contributions by employer	$ 0
Anticipated next year plan contributions	$ 0
Community Defined Benefit Plan | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Moving average basis	5 years
Allocation for sub-asset class within equity and fixed classes	150.00%
Community Defined Benefit Plan | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Moving average basis	3 years
Allocation for sub-asset class within equity and fixed classes	50.00%
Pentegra Defined Benefit Plan for Financial Institutions
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Funded percentage	101.26%
Share-based Compensation Award, Tranche One | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Mean return on average assets of CHCO time period	3 years
Median return on average assets of all FDIC insured depository institutions time period	20 years
Share-based Compensation Award, Tranche Two | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Mean return on average assets of CHCO time period	4 years
Median return on average assets of all FDIC insured depository institutions time period	20 years
Share-based Compensation Award, Tranche Three | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Mean return on average assets of CHCO time period	5 years
Median return on average assets of all FDIC insured depository institutions time period	20 years